Goodwill - Disclosure of changes in carrying amounts of goodwill (Details) - Goodwill - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill, beginning of period	$ 8,958	$ 8,377
Acquisitions and other	1,470	581
Goodwill, end of period	10,428	8,958
BELL WIRELESS
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill, beginning of period	2,304	2,303
Acquisitions and other	728	1
Goodwill, end of period	3,032	2,304
BELL WIRELINE
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill, beginning of period	3,831	3,491
Acquisitions and other	666	340
Goodwill, end of period	4,497	3,831
BELL MEDIA
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill, beginning of period	2,823	2,583
Acquisitions and other	76	240
Goodwill, end of period	$ 2,899	$ 2,823